Loan Receivables, Net (Details) $ in Thousands	Oct. 18, 2023 USD ($)	Oct. 18, 2023 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Oct. 18, 2023 HKD ($)	Sep. 30, 2023 USD ($)
Loan Receivables, Net [Abstract]
Loans third party	$ 958	$ 7,500,000
Borrower with a fixed interest	$ 51			$ 26	$ 400,000
Maturity date	Oct. 17, 2024	Oct. 17, 2024
Net carrying amount of loan receivables				$ 574
Interest receivable			$ 26